RETIREMENT BENEFITS - Plan Assets (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		100.00%	100.00%
U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		100.00%	100.00%
Weighted Average | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		100.00%	100.00%
Weighted Average | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		100.00%	100.00%
Equity securities | U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		18.00%	19.00%
Equity securities | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		0.00%	0.00%
Target minimum asset allocation (as a percent)		69.00%	68.00%
Equity securities | U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		18.00%	19.00%
Equity securities | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		0.00%	0.00%
Target minimum asset allocation (as a percent)		38.00%	41.00%
Equity securities | Weighted Average | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		14.00%	16.00%
Equity securities | Weighted Average | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		38.00%	41.00%
Equity securities | Forecast | Minimum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Equity securities | Forecast | Minimum | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Equity securities | Forecast | Minimum | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Equity securities | Forecast | Maximum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	30.00%
Equity securities | Forecast | Maximum | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	63.00%
Equity securities | Forecast | Maximum | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	39.00%
Debt securities | U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		47.00%	46.00%
Debt securities | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		0.00%	0.00%
Target minimum asset allocation (as a percent)		100.00%	100.00%
Debt securities | U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		47.00%	46.00%
Debt securities | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		57.00%	56.00%
Target minimum asset allocation (as a percent)		100.00%	100.00%
Debt securities | Weighted Average | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		79.00%	77.00%
Debt securities | Weighted Average | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		58.00%	56.00%
Debt securities | Forecast | Minimum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	20.00%
Debt securities | Forecast | Minimum | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Debt securities | Forecast | Minimum | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	57.00%
Debt securities | Forecast | Maximum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	72.00%
Debt securities | Forecast | Maximum | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
Debt securities | Forecast | Maximum | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
Real estate | U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		5.00%	4.00%
Real estate | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		0.00%	0.00%
Target minimum asset allocation (as a percent)		18.00%	18.00%
Real estate | U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		5.00%	4.00%
Real estate | Weighted Average | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		1.00%	1.00%
Real estate | Forecast | Minimum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Real estate | Forecast | Minimum | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Real estate | Forecast | Maximum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	10.00%
Real estate | Forecast | Maximum | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	18.00%
Private equity | U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		4.00%	6.00%
Private equity | U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		4.00%	6.00%
Private equity | Forecast | Minimum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Private equity | Forecast | Maximum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	12.00%
Other investments | U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		26.00%	25.00%
Other investments | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		0.00%	0.00%
Target minimum asset allocation (as a percent)		100.00%	100.00%
Other investments | U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		26.00%	25.00%
Other investments | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		0.00%	0.00%
Target minimum asset allocation (as a percent)		4.00%	3.00%
Other investments | Weighted Average | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		6.00%	6.00%
Other investments | Weighted Average | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		4.00%	3.00%
Other investments | Forecast | Minimum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	12.00%
Other investments | Forecast | Minimum | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Other investments | Forecast | Minimum | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Other investments | Forecast | Maximum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	29.00%
Other investments | Forecast | Maximum | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
Other investments | Forecast | Maximum | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	3.00%